Inventory	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Inventory
16.	Inventory

As at 31 December 2024, the Group recognised inventory of €1,129,749 relating to materials and consumables used by Al Shola in its LPG-related operations. No material write-downs or reversals of inventory were recognised during the year. No inventories were pledged as security or subject to restriction at the reporting date. Inventory in 2023 was held by the Fusion Fuel Portugal subsidiary that was deconsolidated at the reporting date.

	2024	2023
	€’000	€’000
LPG-related services (QIND / Al Shola)	1,130	-
Hydrogen technology (deconsolidated entity)	-	3,672
	1,130	3,672